Note 4 - Securities Available for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale, Total	$ 0	$ 0